United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-58429

(Investment Company Act File Number)

Federated Investment Series Funds, Inc.
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/2011

Date of Reporting Period:  Quarter ended 02/28/11

Item 1.                      Schedule of Investments

Federated Bond Fund

Portfolio of Investments

February 28, 2011 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 63.3%
		Basic Industry - Chemicals – 1.8%
$3,760,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	4,002,487
3,670,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	4,657,758
1,900,000	[1]	Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020	1,577,000
1,600,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, 4.00%, 12/7/2015	1,602,646
2,220,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	2,308,130
2,365,000		RPM International, Inc., 6.50%, 2/15/2018	2,517,838
1,885,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	1,939,452
1,525,000		Rohm & Haas Co., 6.00%, 9/15/2017	1,696,389
		TOTAL	20,301,700
		Basic Industry - Metals & Mining – 3.0%
750,000		ArcelorMittal, 6.750%, 3/1/2041	743,820
2,500,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	2,689,895
1,860,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	2,324,611
800,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	807,636
850,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	853,690
1,370,000		ArcelorMittal, 6.125%, 6/1/2018	1,475,252
4,000,000		ArcelorMittal, Sr. Unsecd. Note, 5.25%, 8/5/2020	3,981,328
3,325,000	[1,2]	Codelco, Inc., Bond, 5.625%, 9/21/2035	3,379,362
3,100,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	3,115,500
2,010,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	1,922,547
2,950,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	2,998,544
515,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	597,067
1,080,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	1,127,617
4,020,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	4,316,054
2,500,000		Xstrata Canada Corp., 6.00%, 10/15/2015	2,726,178
1,500,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	1,533,684
		TOTAL	34,592,785
		Basic Industry - Paper – 1.1%
1,700,000		International Paper Co., Bond, 7.30%, 11/15/2039	1,986,747
1,175,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	1,408,449
1,430,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	1,391,521
2,850,000	[3,4]	Pope & Talbot, Inc., 8.375%, 6/1/2013	285
4,000,000		Westvaco Corp., 7.65%, 3/15/2027	4,255,950
3,750,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	4,088,914
		TOTAL	13,131,866
		Capital Goods - Aerospace & Defense – 0.4%
3,650,000	[1,2]	BAE Systems Holdings, Inc., 5.20%, 8/15/2015	3,925,356
970,000		L-3 Communications Corp., Sr. Unsecd. Note, 4.95%, 2/15/2021	985,755
		TOTAL	4,911,111
		Capital Goods - Building Materials – 0.7%
5,500,000		Masco Corp., Note, 5.875%, 7/15/2012	5,745,447
2,020,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	2,122,790
		TOTAL	7,868,237
		Capital Goods - Diversified Manufacturing – 2.1%
1,000,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	1,044,762

Principal Amount or Shares			Value
$2,020,000		Harsco Corp., 5.75%, 5/15/2018	2,196,406
2,600,000		Hubbell, Inc., 5.95%, 6/1/2018	2,937,583
768,000	[1,2]	Hutchison Whampoa International Ltd., 6.50%, 2/13/2013	835,476
1,000,000	[1,2]	Hutchison Whampoa International Ltd., 7.625%, 4/9/2019	1,208,101
1,810,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	2,097,908
2,770,000		Roper Industries, Inc., 6.625%, 8/15/2013	3,068,817
660,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.25%, 9/1/2019	733,164
2,160,000		Textron Financial Corp., 5.40%, 4/28/2013	2,279,748
3,230,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	2,769,725
2,290,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	2,532,534
2,650,000		Tyco International Finance SA, Company Guarantee, 3.75%, 1/15/2018	2,658,116
		TOTAL	24,362,340
		Capital Goods - Environmental – 0.2%
500,000		Republic Services, Inc., Note, 6.086%, 3/15/2035	520,518
1,275,000		Waste Management, Inc., 7.375%, 3/11/2019	1,540,879
		TOTAL	2,061,397
		Capital Goods - Packaging – 0.1%
910,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	908,596
		Communications - Media & Cable – 0.9%
900,000		Comcast Corp., 7.05%, 3/15/2033	1,006,658
1,480,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	1,693,845
300,000		Comcast Corp., Sr. Sub. Deb., 10.625%, 7/15/2012	337,401
5,010,000		Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014	5,537,708
1,000,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	1,056,323
1,090,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	1,373,293
		TOTAL	11,005,228
		Communications - Media Noncable – 1.4%
1,900,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	1,995,055
6,880,000		Grupo Televisa S.A., 6.625%, 3/18/2025	7,687,431
1,620,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	1,638,223
2,000,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	2,178,823
3,000,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	3,047,184
		TOTAL	16,546,716
		Communications - Telecom Wireless – 1.7%
5,840,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	8,016,601
1,025,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	1,141,225
1,800,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	1,786,860
6,400,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	6,793,529
2,030,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/15/2017	2,156,454
		TOTAL	19,894,669
		Communications - Telecom Wirelines – 2.1%
1,870,000		AT&T, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2014	2,061,753
3,810,000		BellSouth Corp., 5.20%, 9/15/2014	4,199,922
2,620,000		Citizens Communications Co., 9.00%, 8/15/2031	2,770,650
1,130,000		Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	1,224,274
4,940,000	[1,2]	KT Corp., Note, 5.875%, 6/24/2014	5,364,707
2,140,000		Rogers Communications, Inc., 5.50%, 3/15/2014	2,341,160
2,700,000		Telefonica Emisiones Sau, Company Guarantee, 5.462%, 2/16/2021	2,750,574

Principal Amount or Shares			Value
$3,030,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	3,241,360
		TOTAL	23,954,400
		Consumer Cyclical - Automotive – 1.0%
790,000	[1,2]	American Honda Finance Corp., 4.625%, 4/2/2013	841,562
1,000,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	1,328,745
2,100,000	[3,4]	General Motors Corp., Note, 9.45%, 11/1/2011	661,500
2,710,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	2,926,247
430,000	[1,2]	Hyundai Capital Services, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 7/27/2016	433,277
300,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	317,607
5,200,000	[1,2]	Nissan Motor Acceptance Corp., Note, 4.50%, 1/30/2015	5,453,385
		TOTAL	11,962,323
		Consumer Cyclical - Entertainment – 0.7%
2,800,000	[1]	Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	2,903,308
1,230,000	[1,2]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 5.15%, 4/30/2020	1,274,126
1,250,000	[1,2]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 5.95%, 4/1/2041	1,255,170
1,250,000	[1,2]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 6.40%, 4/30/2040	1,323,553
1,700,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	1,734,752
		TOTAL	8,490,909
		Consumer Cyclical - Lodging – 0.5%
2,900,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	2,867,367
740,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	739,997
1,530,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	1,631,351
		TOTAL	5,238,715
		Consumer Cyclical - Retailers – 0.6%
2,240,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	2,477,384
1,647,866	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	1,614,731
900,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	903,375
1,120,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	1,080,800
1,150,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	1,140,679
		TOTAL	7,216,969
		Consumer Cyclical - Services – 0.9%
7,475,000		Boston University, 7.625%, 7/15/2097	8,117,334
1,040,000		eBay, Inc., Sr. Unsecd. Note, 3.25%, 10/15/2020	957,215
1,090,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	1,107,713
		TOTAL	10,182,262
		Consumer Non-Cyclical - Food/Beverage – 0.8%
4,000,000	[1,2]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	4,636,654
1,540,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	1,732,928
1,130,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	1,221,005
1,120,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	1,153,509
		TOTAL	8,744,096
		Consumer Non-Cyclical - Health Care – 0.9%
1,750,000		Boston Scientific Corp., 4.50%, 1/15/2015	1,804,913
1,550,000		Boston Scientific Corp., 6.00%, 1/15/2020	1,630,894
2,560,000		Life Technologies Corp., Sr. Note, 6.00%, 3/1/2020	2,789,298
500,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 4.75%, 1/30/2020	501,615
500,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 5.75%, 1/30/2040	475,218
1,660,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	1,807,077
1,210,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.15%, 12/28/2012	1,231,705

Principal Amount or Shares			Value
$540,000		Zimmer Holdings, Inc., Sr. Note, 5.75%, 11/30/2039	553,701
		TOTAL	10,794,421
		Consumer Non-Cyclical - Pharmaceuticals – 0.2%
2,760,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	2,722,050
		Consumer Non-Cyclical - Products – 0.7%
900,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	922,386
1,420,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	1,431,595
1,960,000		Philips Electronics NV, 5.75%, 3/11/2018	2,206,473
2,950,000		Whirlpool Corp., 5.50%, 3/1/2013	3,117,230
220,000		Whirlpool Corp., Note, 8.00%, 5/1/2012	235,879
		TOTAL	7,913,563
		Consumer Non-Cyclical - Supermarkets – 0.1%
960,000		Kroger Co., Bond, 6.90%, 4/15/2038	1,092,976
		Consumer Non-Cyclical - Tobacco – 0.1%
740,000		Altria Group, Inc., 9.25%, 8/6/2019	962,403
		Energy - Independent – 1.5%
460,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	500,692
5,890,000		Canadian Natural Resources Ltd., 5.85%, 2/1/2035	6,032,239
495,000		Pemex Project Funding Master, 5.75%, 12/15/2015	536,761
6,000,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	6,342,832
1,400,000		Petroleos Mexicanos, Company Guarantee, Series WI, 5.50%, 1/21/2021	1,415,501
600,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	557,929
440,000		XTO Energy, Inc., 6.375%, 6/15/2038	523,892
775,000		XTO Energy, Inc., 6.75%, 8/1/2037	965,113
		TOTAL	16,874,959
		Energy - Integrated – 1.1%
1,740,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	1,747,727
1,200,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	1,217,126
2,500,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	2,422,584
450,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	523,844
4,650,000		Petro-Canada, Bond, 5.35%, 7/15/2033	4,323,930
220,000		Petro-Canada, Deb., 7.00%, 11/15/2028	251,316
2,300,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	2,364,888
396,983	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	400,270
		TOTAL	13,251,685
		Energy - Oil Field Services – 0.6%
700,000	[1,2]	Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	697,625
1,100,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	1,383,772
210,000		Noble Drilling Corp., Sr. Note, 7.50%, 3/15/2019	251,431
990,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	1,009,497
100,000		Weatherford International Ltd., 6.00%, 3/15/2018	109,754
2,700,000		Weatherford International Ltd., 7.00%, 3/15/2038	2,966,349
		TOTAL	6,418,428
		Energy - Refining – 0.7%
920,000	[1,2]	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	935,928
1,665,000		Valero Energy Corp., 7.50%, 4/15/2032	1,869,988
3,870,000		Valero Energy Corp., 9.375%, 3/15/2019	4,942,762
		TOTAL	7,748,678

Principal Amount or Shares			Value
		Financial Institution - Banking – 12.1%
$4,000,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	4,102,012
2,000,000		Bank of America Corp., Note, 4.50%, 4/1/2015	2,090,377
1,580,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	1,795,628
2,500,000		Bank of America Corp., Sr. Unsecd. Note, 3.70%, 9/1/2015	2,526,969
930,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	1,043,152
5,000,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	4,637,500
4,750,000	[5]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	5,583,087
4,180,000		Capital One Capital IV, 6.745%, 2/17/2037	4,221,800
1,450,000		Capital One Capital V, 10.25%, 8/15/2039	1,584,125
3,140,000		Capital One Capital VI, 8.875%, 5/15/2040	3,355,875
2,270,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	2,617,170
4,000,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	4,156,038
2,500,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	2,602,739
1,440,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	1,577,144
6,460,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	7,112,864
1,450,000		City National Corp., Note, 5.25%, 9/15/2020	1,447,554
2,750,000		Deutsche Bank AG London, Sr. Unsecd. Note, 3.25%, 1/11/2016	2,757,045
1,910,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	1,916,166
2,900,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	3,022,545
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2015	1,076,455
4,600,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.25%, 2/1/2041	4,722,211
2,100,000		Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	2,062,591
1,000,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 4/1/2014	1,065,701
3,500,000		Hudson United Bancorp, 7.00%, 5/15/2012	3,754,433
780,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	855,360
870,000		J.P. Morgan Chase & Co., Sub. Deb., 8.00%, 4/29/2027	1,076,156
10,900,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	11,757,903
3,975,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	3,923,622
3,170,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, 6.05%, 8/15/2012	3,382,435
1,450,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	1,430,919
1,000,000		Morgan Stanley, Sr. Unsecd. Note, 4.20%, 11/20/2014	1,036,073
900,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	914,964
3,300,000		Morgan Stanley, Sr. Unsecd. Note, 5.625%, 9/23/2019	3,382,485
1,300,000		Morgan Stanley, Sr. Unsecd. Note, 5.75%, 1/25/2021	1,335,998
1,500,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	1,606,613
2,450,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 4/28/2015	2,681,960
7,350,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	8,112,550
1,000,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	1,052,309
1,430,000		PNC Funding Corp., Sr. Unsecd. Note, 5.125%, 2/8/2020	1,514,289
1,170,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	1,270,514
8,958,700	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	6,517,096
4,100,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	3,913,456
4,500,000		Wachovia Bank N.A., 4.80%, 11/1/2014	4,839,422
3,440,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	3,669,129
3,550,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	4,118,050
972,609	[1,2]	World Financial, Pass Thru Cert., Series 96 WFP, 6.91%, 9/1/2013	1,031,641
		TOTAL	140,254,125
		Financial Institution - Brokerage – 3.0%
5,970,000		BlackRock, Inc., 6.25%, 9/15/2017	6,876,501

Principal Amount or Shares			Value
$2,500,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	2,572,072
1,500,000		Eaton Vance Corp., 6.50%, 10/2/2017	1,712,431
4,255,000	[1,2]	FMR LLC, Bond, 7.57%, 6/15/2029	4,661,667
700,000		Franklin Resources, Inc., Sr. Unsecd. Note, 4.625%, 5/20/2020	722,534
1,375,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	1,508,754
1,000,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 4/15/2021	1,075,326
4,390,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	5,195,152
1,200,000	[3,4]	Lehman Brothers Holdings, Inc., 5.75%, 5/17/2013	310,500
1,500,000	[3,4]	Lehman Brothers Holdings, Inc., 7.875%, 8/15/2011	388,125
2,080,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 4.00%, 1/15/2015	2,116,288
1,020,000		Nuveen Investments, 5.50%, 9/15/2015	897,600
2,990,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	3,569,174
3,355,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	3,498,738
		TOTAL	35,104,862
		Financial Institution - Finance Noncaptive – 3.8%
1,000,000		American Express Co., Note, 2.75%, 9/15/2015	984,511
6,930,000		American Express Credit Corp., 5.875%, 5/2/2013	7,526,249
3,300,000		Discover Bank, Sub., 8.70%, 11/18/2019	3,973,982
2,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.625%, 1/7/2021	1,992,876
6,500,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 6.875%, 1/10/2039	7,343,169
6,000,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	5,745,000
3,072,000	[1,2]	HSBC Finance Corp., Sr. Sub., Series 144A, 6.676%, 1/15/2021	3,231,482
1,500,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	1,273,169
1,500,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	1,590,000
1,170,000	[1,2]	Macquarie Group Ltd., Note, Series 144A, 7.625%, 8/13/2019	1,313,087
4,000,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	4,084,197
3,250,000		Susa Partnership LP, 8.20%, 6/1/2017	3,882,823
		TOTAL	42,940,545
		Financial Institution - Insurance - Health – 0.1%
740,000		Wellpoint, Inc., 5.85%, 1/15/2036	753,185
		Financial Institution - Insurance - Life – 3.8%
2,750,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	3,246,539
2,715,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	3,372,956
2,500,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	2,707,374
1,000,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	1,141,747
3,860,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 6/1/2039	5,278,691
3,570,000		MetLife, Inc., 6.75%, 6/1/2016	4,136,472
1,000,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2069	1,387,500
700,000	[1,2]	New York Life Insurance Co., Sub. Note, 6.75%, 11/15/2039	823,114
2,950,000	[1,2]	Pacific Life Global Funding, Sr. Secd. Note, 5.15%, 4/15/2013	3,141,612
4,000,000	[1,2]	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	4,137,953
1,000,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	1,082,071
2,990,000		Prudential Financial, Inc., 5.15%, 1/15/2013	3,180,206
1,530,000		Prudential Financial, Inc., 6.625%, 12/1/2037	1,707,519
2,500,000		Prudential Financial, Inc., Sr. Unsecd. Note, 4.75%, 9/17/2015	2,683,094
1,500,000		Prudential Financial, Inc., Sr. Unsecd. Note, 5.80%, 6/15/2012	1,586,380
1,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, 6.20%, 11/15/2040	1,060,971
3,950,000	[1]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	3,951,211
		TOTAL	44,625,410

Principal Amount or Shares			Value
		Financial Institution - Insurance - P&C – 1.7%
$2,940,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	3,262,788
540,000		CNA Financial Corp., 6.50%, 8/15/2016	595,490
1,370,000		CNA Financial Corp., Note, 6.00%, 8/15/2011	1,400,471
1,000,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	1,027,607
920,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	958,387
700,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	798,960
1,710,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	1,792,036
4,000,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	4,254,348
3,400,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	4,091,980
265,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	295,769
1,000,000	[1,2]	USF&G Corp., 8.312%, 7/1/2046	1,039,862
		TOTAL	19,517,698
		Financial Institution - REITs – 1.8%
1,750,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	1,939,981
3,500,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	3,830,980
1,500,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	1,542,780
1,500,000		Equity One, Inc., Sr. Unsecd. Note, 6.25%, 12/15/2014	1,610,534
2,000,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	2,149,146
1,535,000		Liberty Property LP, 6.625%, 10/1/2017	1,749,548
720,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	723,737
740,000		Prologis, Sr. Note, 6.875%, 3/15/2020	824,638
1,450,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	1,437,301
1,430,000		Simon Property Group LP, 6.125%, 5/30/2018	1,607,804
830,000		Simon Property Group LP, 6.75%, 5/15/2014	943,596
2,000,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	2,163,348
		TOTAL	20,523,393
		Municipal Services – 0.4%
1,825,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	1,585,797
2,980,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	2,672,375
		TOTAL	4,258,172
		Sovereign – 0.2%
2,340,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	2,324,202
		Technology – 2.0%
3,130,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2015	3,202,027
1,400,000		BMC Software, Inc., 7.25%, 6/1/2018	1,609,497
3,630,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	4,062,152
6,175,000		Harris Corp., 5.95%, 12/1/2017	6,945,397
965,000		IBM Corp., Deb., 8.375%, 11/1/2019	1,282,929
560,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	559,748
2,330,000		KLA-Tencor Corp., 6.90%, 5/1/2018	2,560,713
1,475,000		Maxim Integrated Products, Inc., Note, 3.45%, 6/14/2013	1,502,495
975,000	[1,2]	SAIC, Inc., Company Guarantee, Series 144A, 5.95%, 12/1/2040	1,006,626
		TOTAL	22,731,584
		Transportation - Airlines – 0.3%
710,000		Southwest Airlines Co., 6.50%, 3/1/2012	743,728
1,995,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	2,065,440
500,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	520,900
		TOTAL	3,330,068

Principal Amount or Shares			Value
		Transportation - Railroads – 1.3%
$3,780,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	3,937,433
1,833,456		Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021	2,163,735
3,150,000		Canadian Pacific RR, 7.125%, 10/15/2031	3,580,753
1,000,000		Norfolk Southern Corp., Sr. Unsecd. Note, 5.75%, 4/1/2018	1,128,223
3,580,000		Union Pacific Corp., 4.875%, 1/15/2015	3,887,604
		TOTAL	14,697,748
		Transportation - Services – 0.4%
3,080,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	3,488,130
1,175,000		Ryder System, Inc., Sr. Unsecd. Note, 3.15%, 3/2/2015	1,196,457
		TOTAL	4,684,587
		Utility - Electric – 3.7%
650,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	814,279
1,530,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	1,438,677
1,180,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.15%, 9/15/2017	1,352,433
2,000,000		Dominion Resources, Inc., Unsecd. Note, 5.95%, 6/15/2035	2,086,975
100,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	112,376
5,150,000		Enersis S.A., Note, 7.40%, 12/1/2016	5,915,118
900,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	853,231
300,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	359,247
3,400,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	3,579,897
2,680,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	2,808,259
2,862,687	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	3,180,186
1,100,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	1,234,378
1,330,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, 6.25%, 6/17/2014	1,465,292
6,060,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	6,323,332
800,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	1,099,372
1,835,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	1,830,693
2,460,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	2,355,155
2,940,000		Union Electric Co., 6.00%, 4/1/2018	3,228,198
1,000,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.00%, 6/30/2019	1,073,787
2,020,000		Westar Energy, Inc., 5.875%, 7/15/2036	1,960,072
		TOTAL	43,070,957
		Utility - Natural Gas Distributor – 0.6%
1,690,000		Atmos Energy Corp., 5.125%, 1/15/2013	1,777,915
195,000		Atmos Energy Corp., 8.50%, 3/15/2019	245,258
830,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	863,037
1,300,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,354,408
2,540,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	2,919,025
		TOTAL	7,159,643
		Utility - Natural Gas Pipelines – 2.2%
2,390,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	2,613,262
2,765,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	3,005,605
335,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	312,497
3,080,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	3,449,308
3,850,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.75%, 1/31/2014	4,642,488
2,500,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	2,593,756
3,300,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	3,150,291
1,190,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	1,202,186
830,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	946,565

Principal Amount or Shares			Value
$3,100,000		Williams Partners LP, 5.25%, 3/15/2020	3,232,847
		TOTAL	25,148,805
		TOTAL CORPORATE BONDS (IDENTIFIED COST $693,449,555)	730,278,466
		Mortgage-Backed Securities – 0.0%
6,360		Federal Home Loan Mortgage Corp., Pool C00702, 6.00%, 1/1/2029	6,974
7,370		Federal Home Loan Mortgage Corp., Pool C00748, 6.00%, 4/1/2029	8,083
734		Federal Home Loan Mortgage Corp., Pool C20263, 6.00%, 1/1/2029	803
4,419		Federal Home Loan Mortgage Corp., Pool C25621, 6.50%, 5/1/2029	4,944
44		Federal Home Loan Mortgage Corp., Pool G10493, 6.00%, 4/1/2011	47
7,002		Federal National Mortgage Association, Pool 313324, 9.00%, 6/1/2017	7,772
7,979		Federal National Mortgage Association, Pool 323159, 7.50%, 4/1/2028	9,021
5,120		Federal National Mortgage Association, Pool 421223, 7.00%, 5/1/2028	5,791
3,217		Federal National Mortgage Association, Pool 429707, 6.50%, 5/1/2013	3,365
5,350		Federal National Mortgage Association, Pool 430232, 7.00%, 8/1/2028	6,056
30,153		Federal National Mortgage Association, Pool 439947, 6.50%, 11/1/2028	33,695
28,091		Federal National Mortgage Association, Pool 489867, 6.50%, 3/1/2029	31,427
6,686		Government National Mortgage Association, Pool 449491, 7.50%, 12/15/2027	7,642
2,449		Government National Mortgage Association, Pool 486467, 7.00%, 8/15/2028	2,786
11,227		Government National Mortgage Association, Pool 780339, 8.00%, 12/15/2023	12,781
6,736		Government National Mortgage Association, Pool 780340, 9.00%, 11/15/2017	7,491
6,721		Government National Mortgage Association, Pool 780373, 7.00%, 12/15/2023	7,601
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $140,702)	156,279
		MUNICIPAL BONDS – 0.2%
		Municipal Services – 0.2%
2,080,000		Tampa, FL Sports Authority, 8.02% Bonds (GTD by National Public Finance Guarantee Corporation), 10/1/2026 (IDENTIFIED COST $2,107,040)	2,388,111
		Governments/Agencies – 1.2%
		Sovereign – 1.2%
2,475,000	[1,2]	State of Qatar, 5.25%, 1/20/2020	2,550,797
3,500,000		Sweden, Government of, 10.25%, 11/1/2015	3,551,391
6,500,000		United Mexican States, 6.625%, 3/3/2015	7,488,000
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $13,644,886)	13,590,188
		COMMON STOCKS – 0.0%
		Utility - Electric – 0.0%
113	[3]	NRG Energy, Inc. (IDENTIFIED COST $2,554)	2,259
		Preferred Stocks – 0.4%
		Financial Institution - Brokerage – 0.0%
130,000	[3,4]	Lehman Brothers Holdings, Inc., Pfd., Series D	3,900
		Financial Institution - REITs – 0.4%
80,000		Prologis, Cumulative REIT Perpetual Pfd. Stock, Series C, $4.27, Annual Dividend	4,266,400
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $9,224,680)	4,270,300
		Asset-Backed Security – 0.0%
		Home Equity Loan – 0.0%
40,698	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.76%, 2/15/2029 (IDENTIFIED COST $40,679)	33,779

Principal Amount or Shares			Value
		Collateralized Mortgage Obligations – 0.0%
		Non-Agency Mortgage – 0.0%
$38,512	[1]	SMFC Trust Asset-Backed Certificates , 1997-A, Class 4, 3.076%, 1/28/2027 (IDENTIFIED COST $92,437)	32,458
		MUTUAL FUNDS – 33.9%;6
23,070,805	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21%	23,070,805
55,235,666		High Yield Bond Portfolio	368,421,892
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $455,846,000)	391,492,697
		TOTAL INVESTMENTS — 99.0% (IDENTIFIED COST $1,174,548,533)[8]	1,142,244,537
		OTHER ASSETS AND LIABILITIES - NET — 1.0%[9]	12,040,990
		TOTAL NET ASSETS — 100%	$1,154,285,527
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2011, these restricted securities amounted to $146,547,559, which represented 12.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 28, 2011, these liquid restricted securities amounted to $138,083,582, which represented 12.0% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at February 28, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020	5/14/1999 - 5/27/1999	$1,443,791	$1,577,000
Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	3/24/2010	$2,800,000	$2,903,308
SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 3.076%, 1/28/2027	2/4/1998	$92,437	$32,458
Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	10/31/1996 - 9/29/1999	$4,048,581	$3,951,211
3	Non-income producing security.
4	Issuer in default.
5	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
6	Affiliated companies.
7	7-Day net yield.
8	At February 28, 2011, the cost of investments for federal tax purposes was $1,176,391,959. The net unrealized depreciation of investments for federal tax purposes was $34,147,422. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $49,763,220 and net unrealized depreciation from investments for those securities having an excess of cost over value of $83,910,642.
9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securitiesLevel 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds*	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$732,829,263	$ —	$732,829,263
Mortgage-Backed Securities	—	156,279	—	156,279
Municipal	—	2,388,111	—	2,388,111
Governments/Agencies	—	11,039,391	—	11,039,391
Asset-Backed Security	—	33,779	—	33,779
Collateralized Mortgage Obligations	—	32,458	—	32,458
Equity Securities:
Common Stocks
Domestic	2,259	—	—	2,259
Preferred Stocks
Domestic	4,270,300	—	—	4,270,300
Mutual Funds	391,492,697	—	—	391,492,697
TOTAL SECURITIES	$395,765,256	$746,479,281	$ —	$1,142,244,537
*	High Yield Bond Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors.

The following acronyms are used throughout this portfolio:

GTD	— Guaranteed
REIT	— Real Estate Investment Trust

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Investment Series Funds, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	April 20, 2011

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 20, 2011